Accrued Expenses and Other Liabilities - Components of Accrued Expenses and Other Liabilities (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Payables And Accruals [Abstract]
Accrued interest due to related parties	$ 215	$ 222